Net Loss Per Share - Common Share Equivalents Excluded from Diluted Net Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss per share
Total dilutive shares	6,714	5,036	4,910	4,319	3,392
Stock options
Net loss per share
Total dilutive shares	5,018	3,520	3,561	2,783	2,432
RSUs
Net loss per share
Total dilutive shares	1,688	1,497
Estimated ESPP purchases
Net loss per share
Total dilutive shares	8	19	8	23	52